Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of earning loss per share
	31 December	31 December
	2021 Cents	2020 Cents
Loss per share for profit attributable to the ordinary equity holders of the Group:
Basic loss per share	(0.27)	(0.65)
Diluted loss per share	(0.27)	(0.65)

	31 December	31 December
	2021 A$	2020 A$
Basic loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic loss per share:	(6,583,559)	(8,561,862)

Diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating diluted loss per share:	(6,583,559)	(8,561,862)

	31 December 2021 Number	31 December 2020 Number

Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	2,405,110,327	1,323,432,372